Risk Management_Financial assets with contractual cash flows modified during reporting period (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [Abstract]
Financial assets with contractual cash flows modified during reporting period while loss allowance measured at lifetime expected credit losses, amortised cost before modification	₩ 18,735
Financial assets with contractual cash flows modified during reporting period while loss allowance measured at lifetime expected credit losses, modification gain (loss)	(82)
Financial assets written off during reporting period and still subject to enforcement activity, contractual amount outstanding	₩ 9,667,169	₩ 9,578,796